Accounts Receivable, Net (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ACCOUNTS RECEIVABLE,NET [Abstract]
Accounts receivable	$ 83,091	$ 104,045
Less: provision for doubtful receivables	(18,278)	(18,464)	$ (26,457)	$ (25,936)
Accounts receivable, net	$ 64,813	$ 85,581